Schedule of other non-current non-financial liabilities (Details) ₨ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Other Non Financial Liability Non-current
Deferred Consideration (refer to note 36)			₨ 44,453
Total			₨ 44,453